GOODWILL - GOODWILL ALLOCATED TO CASH-GENERATING UNITS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 6,464	¥ 8,594
Sinopec Zhenhai Refining and Chemical Branch
Disclosure of information for cash-generating units [line items]
Goodwill	4,043	4,043
Sinopec Beijing Yanshan Petrochemical Branch
Disclosure of information for cash-generating units [line items]
Goodwill	1,004	1,004
Shanghai SECCO
Disclosure of information for cash-generating units [line items]
Goodwill		2,541
Other units without individually significant goodwill
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 1,417	¥ 1,006